Total
Cambria Global Value ETF
Cambria Global Value ETF
Investment Objective
The Fund seeks income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Global Value ETF Cambria Global Value ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	0.05%
Custodial Expenses:	0.05%
Total Annual Fund Operating Expenses:	0.64%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:	Five Years:	Ten Years:
Cambria Global Value ETF | Cambria Global Value ETF | USD ($)	65	205	357	798

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended April 30, 2024, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities, including common stock and depositary receipts, issued by publicly listed companies in developed and emerging markets that exhibit strong value characteristics. The Fund’s investment adviser, Cambria Investment Management, L.P. (“Cambria” or the “Adviser”), uses its own proprietary rules-based quantitative algorithm to select the Fund’s holdings.

Utilizing its own quantitative model, Cambria identifies countries with undervalued securities markets, according to various value metrics, including the cyclically adjusted price-to-earnings ratio, commonly known as the “CAPE Shiller P/E ratio.” The CAPE Shiller P/E ratio for a country’s equity market (typically represented by a broadly diversified index) is derived by dividing the current market value of a country’s primary stock market index (e.g., S&P 500) by the average of ten years of earnings of index constituent companies (moving average), adjusted for inflation. Cambria’s algorithm then identifies equities that (i) are domiciled or principally traded in one of the countries with undervalued securities markets and (ii) exhibit strong value characteristics. The algorithm applies a number of value metrics to individual equity securities, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio, and enterprise multiple (EV/EBITDA). Securities in the Fund may be denominated in either the U.S. dollar or other currencies. Although Cambria seeks to weight these stocks equally in the Fund’s portfolio, security weights may fluctuate in response to market conditions and investment opportunities.

Cambria screens the Fund’s portfolio to limit its exposure to any single country outside the United States to 20% of Fund assets. Although the Fund generally expects to invest in companies with larger market capitalizations, the Fund may invest in small- and mid-capitalization companies. At least 40% of the Fund’s holdings are expected to be composed of securities of issuers domiciled or principally traded in at least three countries (including the United States). As of August 1, 2024, the Fund had significant investment exposure to companies in the financials and utilities sectors, as well as companies in the Asia-Pacific region, Europe, and Latin America; however, the Fund’s sector and geographic exposure may change from time to time.

The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to adjust the Fund’s holdings periodically to meet the investment criteria and target allocations (e.g., security weights and country-specific limits) established by the Fund’s quantitative algorithm. The Fund may also invest in U.S.-listed exchange traded funds (“ETFs”) to gain exposure to the equity markets and issuers of developed and emerging market countries.

Principal Risks
Performance

The following bar chart and table indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of the MSCI ACWI Index, which is a relevant broad-based securities market index that provides a measure of the performance of the overall global equity market. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.

The Fund’s investment objective and strategies changed effective June 29, 2020. Prior to that date, Fund performance reflects the investment objective of the Fund when it sought investment results that corresponded (before fees and expenses) generally to the price and yield performance of the Cambria Global Value Index.

Total Annual Returns for Calendar Year Ended December 31

As of June 30, 2024, the Fund’s year-to-date total return was 2.68%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Best: 24.79%, for the quarter ended December 31, 2020.

Worst: -34.31%, for the quarter ended March 31, 2020.

Average Annual Total Returns for the period ending December 31, 2023
Average Annual Returns - Cambria Global Value ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Cambria Global Value ETF	Return Before Taxes	13.78%	4.29%	1.82%	Mar. 11, 2014
Cambria Global Value ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	12.13%	3.60%	1.60%	Mar. 11, 2014
Cambria Global Value ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.26%	3.51%	1.89%	Mar. 11, 2014
MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (Reflects no deduction for fees, expenses or taxes)	22.81%	12.27%	8.60%	Mar. 11, 2014

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.